Credit Loss Allowance Expenses - Schedule of Credit Loss Allowance Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Credit Loss Allowance Expenses [Abstract]
Provision for expected losses - credit risk	R$ (2,621,823)	R$ (887,025)	R$ (14,290)
Recovery of loans written off as losses	93,280
Total	R$ (2,528,543)	R$ (887,025)	R$ (14,290)